INVESTMENTS IN TRADING SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule of investments [Table Text Block]
	December 31, 2023	December 31, 2022
Investments in trading securities at cost	$3,501,195	$3,239,782
Unrealized gains (losses)	(1,288,794)	257,384
Investments in trading securities at fair market value	$2,212,401	$3,497,166

Schedule of fair value carrying value of investments [Table Text Block]
	December 31, 2023	December 31, 2022
Marketable Equity Securities - Level 1
Publicly traded investments	$2,212,401	$2,677,169

Marketable Debt Securities - Level 2
Corporate bonds	-	117,157

Non-Marketable Equity Securities - Level 3
Private investments	-	702,840
Total investments	$2,212,401	$3,497,166

Schedule of gains and losses on investments [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Marketable Equity Securities - Level 1
Publicly traded investments - realized	$95,688	$354,811	$559,850
Publicly traded investments - unrealized	(480,827)	(148,456)	227,653

Non-Marketable Debt Securities - Level 2
Private bonds	(194,255)	(20,980)	11,720

Non-Marketable Equity Securities - Level 3
Private investments - realized	-	-	(275,719)
Private investments - unrealized	(815,304)	175,376	-
Total investments	$(1,394,698)	$360,754	$523,504

Schedule of investment of reported as trading securities [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021

Net gain (loss) on trading securities	$(58,197)	$360,754	$714,523
Impairment loss on trading securities	(1,336,501)	-	(211,018)
Other	-	-	19,999
Total gain (loss) on investments	$(1,394,698)	$360,754	$523,504

Schedule of interest and dividend income from investment portfolio [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021

Interest earned and dividends	$371,525	$143,407	$55,972